Lease - Lease term and discount rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Lease
Weighted-average remaining lease term (years) Operating leases	7 years 10 days	7 years 5 months 1 day
Weighted-average discount rate Operating leases	4.34%	4.36%